SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Buildings [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Agricultural equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Furniture, fixtures and office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture, fixtures and office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Computer equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Shorter of lease term or 5 years [Member] | Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years